Inventories (Tables)	6 Months Ended
Jun. 30, 2020
Inventories
Inventories by category

	6/30/2020	12/31/2019
	(€ in thousands)
Raw materials and merchandise	4,220	4,109
Work in progress	9,465	8,350
Total	13,685	12,459